Segment Reporting (Other Expenses By Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Depreciation expense	$ 789	$ 801	$ 895
Capital expenditures	1,200	1,056	897
European Union [Member]
Segment Reporting Information [Line Items]
Depreciation expense	190	181	210
Capital expenditures	480	391	382
Eastern Europe, Middle East & Africa [Member]
Segment Reporting Information [Line Items]
Depreciation expense	227	211	227
Capital expenditures	247	197	133
Asia [Member]
Segment Reporting Information [Line Items]
Depreciation expense	277	315	358
Capital expenditures	317	277	208
Latin America & Canada [Member]
Segment Reporting Information [Line Items]
Depreciation expense	85	84	90
Capital expenditures	156	127	140
Total Reportable Segments [Member]
Segment Reporting Information [Line Items]
Depreciation expense	779	791	885
Capital expenditures	1,200	992	863
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Depreciation expense	10	10	10
Capital expenditures	$ 0	$ 64	$ 34